UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

AB FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2019

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Fixed-Income Shares, Inc.

Government Money Market Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 104.1%
U.S. Government & Government Sponsored Agency Obligations - 89.1%
Federal Farm Credit Bank
9/20/18	0.875%	$7,500	$7,488,807
10/05/18	0.960%	2,500	2,495,242
(3.12% - Daily FCPR), 1/02/19 (a)	1.880%	55,000	54,997,654
(1 Month LIBOR - 0.16%), 8/17/18 (a)	1.913%	112,500	112,499,800
(1 Month LIBOR - 0.15%), 10/11/18 (a)	1.928%	115,000	114,999,301
(1 Month LIBOR - 0.14%), 12/06/18 (a)	1.952%	25,000	24,998,146
(3 Month LIBOR - 0.36%), 4/30/19 (a)	1.979%	25,000	25,000,000
(1 Month LIBOR - 0.10%), 8/08/18 (a)	1.997%	2,750	2,750,009
(1 Month LIBOR - 0.07%), 4/18/19 (a)	2.009%	10,000	10,001,492
(2.97% - Daily FCPR), 1/24/20 (a)	2.030%	75,000	74,999,840
(1 Month LIBOR + 0.02%), 10/03/18 (a)	2.105%	50,000	50,015,045
(1 Month LIBOR + 0.04%), 11/01/18 (a)	2.137%	3,125	3,126,298
(1 Month LIBOR + 0.06%), 10/22/18 (a)	2.146%	1,000	1,000,491
(2.85% - Daily FCPR), 8/10/18 (a)	2.150%	20,500	20,501,324
(2.83% - Daily FCPR), 9/12/18 (a)	2.170%	3,500	3,501,094
(1 Month LIBOR + 0.12%), 11/13/18 (a)	2.194%	2,985	2,987,215
(1 Month LIBOR + 0.12%), 11/23/18 (a)	2.201%	10,000	10,008,072
(3 Month LIBOR - 0.07%), 8/06/18 (a)	2.293%	43,000	43,001,707
(1 Month LIBOR + 0.22%), 9/17/18 (a)	2.293%	15,000	15,007,547
(3 Month LIBOR + 0.07%), 1/15/19 (a)	2.379%	50,000	50,083,786
Federal Home Loan Bank
8/07/18	0.625%	4,240	4,239,083
10/01/18	0.875%	24,885	24,838,625
9/14/18	1.125%	6,250	6,243,589
(3 Month LIBOR - 0.46%), 10/10/18 (a)	1.871%	100,000	100,000,000
(1 Month LIBOR - 0.14%), 12/24/18 (a)	1.924%	50,000	50,000,000
(1 Month LIBOR - 0.14%), 11/16/18 (a)	1.927%	100,000	100,000,000
(1 Month LIBOR - 0.14%), 11/29/18 (a)	1.927%	107,000	107,000,100
(1 Month LIBOR - 0.16%), 8/02/18 (a)	1.932%	137,350	137,349,912
(1 Month LIBOR - 0.14%), 1/02/19 (a)	1.940%	100,000	100,000,000
(1 Month LIBOR - 0.13%), 11/15/18 (a)	1.942%	1,900	1,900,042
(1 Month LIBOR - 0.14%), 1/02/19 (a)	1.945%	100,000	100,000,000
(1 Month LIBOR - 0.13%), 8/27/18 (a)	1.947%	100,000	100,000,000
(1 Month LIBOR - 0.13%), 1/07/19 (a)	1.949%	100,000	100,000,000
(1 Month LIBOR - 0.12%), 8/27/18 (a)	1.952%	25,000	24,999,829
(1 Month LIBOR - 0.13%), 10/10/18 (a)	1.956%	101,800	101,800,027
(3 Month LIBOR - 0.39%), 1/22/19 (a)	1.957%	100,000	100,000,000
(1 Month LIBOR - 0.14%), 11/05/18 (a)	1.960%	100,000	100,000,000
(1 Month LIBOR - 0.12%), 11/21/18 (a)	1.966%	100,000	100,006,260
(1 Month LIBOR - 0.13%), 11/09/18 (a)	1.967%	100,000	100,007,512
(1 Month LIBOR - 0.10%), 1/11/19 (a)	1.972%	50,000	50,000,000
(3 Month LIBOR - 0.39%), 11/09/18 (a)	1.979%	100,000	100,000,000
(3 Month LIBOR - 0.34%), 4/01/19 (a)	1.992%	5,000	4,998,942
(3 Month LIBOR - 0.35%), 4/24/19 (a)	1.992%	100,000	100,000,000
(3 Month LIBOR - 0.34%), 4/30/19 (a)	1.999%	50,000	50,000,000

	Yield*	Principal Amount (000)	U.S. $ Value
(1 Month LIBOR - 0.08%), 9/21/18 (a)	2.001%	$100,000	$100,000,000
(3 Month LIBOR - 0.33%), 1/02/19 (a)	2.002%	100,000	100,000,000
(3 Month LIBOR - 0.33%), 1/07/19 (a)	2.004%	100,000	100,000,000
(1 Month LIBOR - 0.09%), 4/09/19 (a)	2.007%	50,000	50,000,000
(3 Month LIBOR - 0.31%), 1/03/19 (a)	2.023%	100,000	100,000,000
(3 Month LIBOR - 0.31%), 8/15/18 (a)	2.033%	14,500	14,500,600
(2.85% - Daily FCPR), 11/07/18 (a)	2.150%	7,000	7,005,484
(3 Month LIBOR - 0.16%), 5/24/19 (a)	2.170%	3,100	3,102,493
Federal Home Loan Bank Discount Notes
8/10/18	1.940%	93,900	93,855,632
8/15/18	1.940%	8,709	8,702,581
8/17/18	1.940%	14,160	14,147,992
8/21/18	1.940%	20,000	19,978,833
8/22/18	1.940%	1,000	998,892
8/24/18	1.940%	50,000	49,938,858
8/29/18	1.940%	59,982	59,895,174
8/31/18	1.940%	9,570	9,554,768
9/05/18	1.950%	184,275	183,931,004
9/07/18	1.950%	200,000	199,606,052
9/10/18	1.950%	40,000	39,915,111
9/12/18	1.950%	85,955	85,762,615
9/14/18	1.950%	196,570	196,108,420
9/18/18	1.950%	50,000	49,872,333
9/19/18	1.950%	161,050	160,627,150
9/21/18	1.950%	182,025	181,527,455
9/28/18	1.950%	79,108	78,862,726
10/01/18	2.030%	110,000	109,635,694
10/03/18	2.030%	73,000	72,749,865
10/05/18	2.040%	50,000	49,821,250
10/10/18	2.040%	102,435	102,044,809
Federal Home Loan Mortgage Corp.
(1 Month LIBOR - 0.15%), 2/12/19 (a)	1.917%	45,000	45,000,000
9/19/18	1.950%	100,000	99,740,028
9/25/18	1.950%	100,000	99,706,666
(1 Month LIBOR - 0.12%), 11/27/18 (a)	1.952%	50,000	50,000,000
Federal National Mortgage Association
(SOFR + 0.08%), 1/30/19 (a)	1.960%	74,500	74,500,000
(SOFR + 0.12%), 7/30/19 (a)	2.000%	94,500	94,500,000
(SOFR + 0.16%), 1/30/20 (a)	2.040%	49,500	49,500,000
U.S. Treasury Bill
8/30/18	0.000%	200,000	199,702,888
8/23/18	1.905%	200,000	199,770,224
9/20/18	1.923%	100,000	99,729,166
10/04/18	1.961%	100,000	99,654,089
U.S. Treasury Notes
8/31/18	0.750%	55,000	54,945,738
10/15/18	0.875%	100,000	99,775,536
8/31/18	1.500%	50,000	49,980,469

			5,951,497,386

	Principal Amount (000)	U.S. $ Value
Repurchase Agreements - 15.0%
Bank of America NA 1.91%, dated 7/31/18 due 8/01/18 in the amount of $100,005,306 (collateralized by $114,476,000 Federal Agricultural Mortgage Corporation, Federal Farm Credit Systemwide Bond, Federal Home Loan Bank, Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, 0.00% to 3.39% due 2/01/19 to 6/16/36, value $102,000,079)	$100,000	$100,000,000
Bank of Montreal 1.89%, dated 7/31/18 due 8/01/18 in the amount of $40,002,100 (collateralized by $43,926,100 U.S. Treasury Bond and U.S. Treasury Note, 1.125% to 3.625% due 7/31/21 to 8/15/46, value $40,800,003)	40,000	40,000,000
Goldman Sachs & Co. 1.90%, dated 7/31/18 due 8/01/18 in the amount of $100,005,278 (collateralized by $341,577,223 Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association, 2.434% to 7.00% due 11/01/23 to 6/01/48, value $102,000,000)	100,000	100,000,000
JP Morgan Securities LLC 1.91%, dated 7/31/18 due 8/01/18 in the amount of $110,005,836 (collateralized by $113,305,000 U.S. Treasury Note, 2.625% due 3/31/25, value $112,204,422)	110,000	110,000,000
JP Morgan Securities LLC 1.92%, dated 7/31/18 due 8/01/18 in the amount of $100,005,333 (collateralized by $102,288,000 U.S. Treasury Note, 2.87% due 7/31/25, value $102,005,440)	100,000	100,000,000
Mizuho Securities USA, Inc. 1.93%, dated 7/31/18 due 8/01/18 in the amount of $100,005,361 (collateralized by $80,288,000 U.S. Treasury Bond, 4.62% due 2/29/40, value $102,005,468)	100,000	100,000,000
Mizuho Securities USA, Inc. 1.94%, dated 7/31/18 due 8/01/18 in the amount of $160,008,622 (collateralized by $160,191,235 Federal National Mortgage Association, 4.00% due 7/01/48, value $163,200,000)	160,000	160,000,000
State Street Bank & Trust Co. 1.87%, dated 7/31/18 due 8/01/18 in the amount of $145,007,532 (collateralized by $151,495,000 U.S. Treasury Note, 1.875% due 2/28/22, value $147,901,084)	145,000	145,000,000
Toronto-Dominion Bank (The) 1.90%, dated 7/31/18 due 8/01/18 in the amount of $150,007,917 (collateralized by $158,346,700 Federal Farm Credit Systemwide Bond and U.S. Treasury Note, 2.25% to 2.87% due 12/31/23 to 9/01/26, value $153,000,024)	150,000	150,000,000

		1,005,000,000

U.S. $ Value
Total Investments - 104.1% (cost $6,956,497,386)(b)	$6,956,497,386
Other assets less liabilities – (4.1)%	(276,766,451)

Net Assets - 100.0%	$6,679,730,935

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.
(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2018.
(b)	As of July 31, 2018, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Glossary:

FCPR	-	U.S. Federal Reserve Bank Prime Loan Rate
LIBOR	-	London Interbank Offered Rates
SOFR	-	Secured Overnight Financing Rate

AB Fixed-Income Shares, Inc.

Government Money Market Portfolio

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$5,951,497,386		$	– 0	–	$5,951,497,386
Repurchase Agreements		1,005,000,000		– 0	–		– 0	–	1,005,000,000

Total (a)		$1,005,000,000		$5,951,497,386		$	– 0	–	$6,956,497,386

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Fixed-Income Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2018